Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Disclosures about major customers and credit risk
The table below sets forth net sales for the six months ended June 30, 2026 and June 30, 2025

(€ million)		Europe	United States	Other countries	June 30, 2026	Europe	United States	Other countries	June 30, 2025
Total Group		4,304	11,633	6,169	22,106	4,144	9,535	6,210	19,889
Immunology
of which	Dupixent	1,146	6,922	1,256	9,324	944	5,283	1,085	7,312
Rare diseases
of which	ALTUVIIIO	—	576	98	674	—	456	86	542
	Fabrazyme	138	256	129	523	134	261	130	525
	Nexviazyme/Nexviadyme	152	211	63	426	132	195	60	387
	Cerezyme	126	86	140	352	119	91	153	363
	Ayvakit	44	322	1	367	—	—	—	—
Oncology
of which	Sarclisa	108	132	114	354	83	119	74	276
Other medicines
of which	Lantus	146	344	323	813	149	395	332	876
	Toujeo	259	134	336	729	248	126	318	692
	Plavix	40	2	398	440	44	3	426	473
	Lovenox	202	5	157	364	247	9	191	447
	Rezurock	36	218	42	296	23	220	20	263
Industrial sales		181	7	2	190	241	1	9	251
Vaccines
of which	Polio/pertussis/Hib primary vaccines and boosters, incl. Heplisav-B	206	487	671	1,364	223	320	818	1,361
	RSV vaccines (Beyfortus)	87	65	240	392	85	68	203	356
	Meningitis, travel and endemics vaccines	118	268	179	565	96	319	194	609
	COVID-19 and Influenza vaccines	33	16	72	121	52	54	108	214
Of which total launches		546	1,891	610	3,047	423	1,204	473	2,100

Disclosure of other revenue

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
VaxServe sales of non-Sanofi products	746	842
Sales to Opella (a)	60	61
Royalties	91	68
Other(b)	271	275
Total Biopharma Other revenues	1,168	1,246
Sales / Revenues from Opella products(c)	270	206
Total Other revenues	1,438	1,452
(a) Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note B.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS24 (see Note B.5.).
(b)    This line mainly comprises revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(c) Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily